ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Reconciliation of other provisions
Balance at 1 January 2025	$ 765
Acquired through asset acquisition	2
Transfer to held for sale	(9)
Utilised during the year	(113)
Unwinding of provision	35
Disposal of subsidiary	(30)
Translation	34
Balance at 31 December 2025	818
Current portion	131
Non-current portion	687
Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	138
Capitalised
Reconciliation of other provisions
Change in estimates	(3)
Provision for decommissioning
Reconciliation of other provisions
Balance at 1 January 2025	203
Acquired through asset acquisition	0
Transfer to held for sale	0
Utilised during the year	0
Unwinding of provision	9
Disposal of subsidiary	(7)
Translation	4
Balance at 31 December 2025	206
Current portion	3
Non-current portion	203
Provision for decommissioning | Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	0
Provision for decommissioning | Capitalised
Reconciliation of other provisions
Change in estimates	(3)
Provision for restoration
Reconciliation of other provisions
Balance at 1 January 2025	497
Acquired through asset acquisition	2
Transfer to held for sale	(9)
Utilised during the year	(75)
Unwinding of provision	24
Disposal of subsidiary	(9)
Translation	19
Balance at 31 December 2025	523
Current portion	86
Non-current portion	437
Provision for restoration | Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	74
Provision for restoration | Capitalised
Reconciliation of other provisions
Change in estimates	0
Provision for silicosis
Reconciliation of other provisions
Balance at 1 January 2025	14
Acquired through asset acquisition	0
Transfer to held for sale	0
Utilised during the year	(2)
Unwinding of provision	2
Disposal of subsidiary	0
Translation	2
Balance at 31 December 2025	17
Current portion	5
Non-current portion	12
Provision for silicosis | Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	1
Provision for silicosis | Capitalised
Reconciliation of other provisions
Change in estimates	0
Other provisions
Reconciliation of other provisions
Balance at 1 January 2025	51
Acquired through asset acquisition	0
Transfer to held for sale	0
Utilised during the year	(36)
Unwinding of provision	0
Disposal of subsidiary	(14)
Translation	9
Balance at 31 December 2025	72
Current portion	37
Non-current portion	35
Other provisions | Recognised in profit (loss)
Reconciliation of other provisions
Change in estimates	63
Other provisions | Capitalised
Reconciliation of other provisions
Change in estimates	$ 0